Research and development (Tables)	12 Months Ended
Dec. 31, 2021
Research and development [Abstract]
Schedule of research and development
	Year Ended December 31,
	2021	2020	2019
Payroll and related expenses	$53,683	$45,716	39,142
Rent and maintenance	1,851	2,117	1,721
Subcontractors and projects	3,482	2,676	2,398
Travel and entertainment	185	20	314
Vehicle costs	232	270	355
Recruiting expenses	178	127	222
Depreciation and amortization	2,100	1,813	1,135
Other	3,830	1,638	1,286
	$65,541	$54,377	$46,573